Consolidated Statements of Changes in Equity - JPY (¥) ¥ in Millions	Total	Share capital [member]	Capital surplus [member]	Retained earnings [member]	Treasury shares [member]	Changes in fair value of financial assets measured at fair value through other comprehensive income [member]	Foreign currency translation [member]	Remeasurements of defined benefit plans [member]	Share acquisition rights [member]	Other components of equity [member]	Total equity attributable to owners of the Company [member]	Non-controlling interests [member]
Balance at Mar. 31, 2016	¥ 367,031	¥ 38,730	¥ 56,847	¥ 151,693	¥ (3,505)	¥ 1,976			¥ 180	¥ 2,156	¥ 245,921	¥ 121,110
Statement [LineItems]
Net profit for the year	31,567			27,458							27,458	4,109
Other comprehensive income (loss)	(4,162)					1,046	¥ (4,463)	¥ 1,686		(1,731)	(1,731)	(2,431)
Total comprehensive income (loss) for the year	27,405			27,458		1,046	(4,463)	1,686		(1,731)	25,727	1,678
Acquisitions of treasury shares	(3)				(3)						(3)
Disposal of treasury shares	22		7		15						22
Dividends	(7,807)			(5,877)							(5,877)	(1,930)
Share based payments	68								68	68	68
Transfer from other components of equity to retained earnings				2,098		(412)		(1,686)		(2,098)
Changes in non-controlling interests	(1,313)		(1,182)								(1,182)	(131)
Others	3		(2)	5							3
Total transactions with owners	(9,030)		(1,177)	(3,774)	12	(412)		(1,686)	68	(2,030)	(6,969)	(2,061)
Balance at Mar. 31, 2017	385,406	38,730	55,670	175,377	(3,493)	2,610	(4,463)		248	(1,605)	264,679	120,727
Statement [LineItems]
Net profit for the year	45,353			38,352							38,352	7,001
Other comprehensive income (loss)	3,062					(1,843)	2,936	2,628		3,721	3,721	(659)
Total comprehensive income (loss) for the year	48,415			38,352		(1,843)	2,936	2,628		3,721	42,073	6,342
Acquisitions of treasury shares	(4)				(4)						(4)
Dividends	(8,297)			(6,269)							(6,269)	(2,028)
Share based payments	85								85	85	85
Transfer from other components of equity to retained earnings				2,266		362		(2,628)		(2,266)
Changes in non-controlling interests	216		(6)								(6)	222
Others	(24)		0	(24)							(24)
Total transactions with owners	(8,024)		(6)	(4,027)	(4)	362		(2,628)	85	(2,181)	(6,218)	(1,806)
Balance at Mar. 31, 2018	425,797	38,730	55,664	209,702	(3,497)	1,129	(1,527)		333	(65)	300,534	125,263
Statement [LineItems]
Net profit for the year	32,209			24,383							24,383	7,826
Other comprehensive income (loss)	(157)					1,214	(1,013)	(1,198)		(997)	(997)	840
Total comprehensive income (loss) for the year	32,052			24,383		1,214	(1,013)	(1,198)		(997)	23,386	8,666
Acquisitions of treasury shares	(17,706)				(17,706)						(17,706)
Disposal of treasury shares	(28)		18		34				(80)	(80)	(28)
Dividends	(14,905)			(8,816)							(8,816)	(6,089)
Share based payments	108								108	108	108
Transfer from other components of equity to retained earnings				(982)		(216)		1,198		982
Share exchange	(14,182)		79,485		2,885	(1,116)	4,006			2,890	85,260	(99,442)
Changes in non-controlling interests	(75)		(37)				(19)			(19)	(56)	(19)
Others	5			(2)							(2)	7
Total transactions with owners	(46,783)		79,466	(9,800)	(14,787)	(1,332)	3,987	¥ 1,198	28	3,881	58,760	(105,543)
Balance at Mar. 31, 2019	¥ 411,066	¥ 38,730	¥ 135,130	¥ 224,285	¥ (18,284)	¥ 1,011	¥ 1,447		¥ 361	¥ 2,819	¥ 382,680	¥ 28,386